TRANSACTIONS WITH RELATED PARTIES (Details)	3 Months Ended		6 Months Ended				3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 EUR (€)	Jun. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2013 Navios Partners USD ($)	Jun. 30, 2012 Navios Partners USD ($)	Jun. 30, 2013 Navios Partners USD ($)	Jun. 30, 2012 Navios Partners USD ($)	Dec. 31, 2012 Navios Partners USD ($)	Jun. 30, 2013 Navios Acquisition USD ($)	Jun. 30, 2012 Navios Acquisition USD ($)	Jun. 30, 2013 Navios Acquisition USD ($)	Jun. 30, 2012 Navios Acquisition USD ($)	Dec. 31, 2012 Navios Acquisition USD ($)	Jun. 30, 2013 Navios Logistics USD ($)	Jun. 30, 2012 Navios Logistics USD ($)	Jun. 30, 2013 Navios Logistics USD ($)	Jun. 30, 2012 Navios Logistics USD ($)	Jun. 30, 2013 Panamax USD ($)	Jun. 30, 2013 Capesize USD ($)	Jun. 30, 2013 Ultra Handymax USD ($)	Jun. 30, 2013 Mr2 Product Tanker Chemical Tanker USD ($)	Jun. 30, 2013 Lr1 Product Tanker USD ($)	Jun. 30, 2013 VLCC USD ($)	Jun. 30, 2013 Navios Apollon	Jun. 30, 2013 Navios Prosperity	Jun. 30, 2013 Navios Libra	Jun. 30, 2013 Navios Felicity	Jun. 30, 2013 Navios Aldebaran
TRANSACTIONS WITH RELATED PARTIES [Abstract]
Annual Office Rent Expense Navios Holdings			$ 1,213,000	€ 927,000
Expiration Lease Date In Year			2017 and 2019	2017 and 2019
Balance due from affiliates, total	53,879,000		53,879,000			108,538,000
Commissions paid to Acropolis	30,000	0	40,000		48,000
Acropolis balance included in trade accounts payable	75,000		75,000			115,000
Charter Hire Expense From Navios Partners Chartered In Vessels	4,366,000	1,529,000	7,697,000		2,088,000
Maximum Payout Under Navios Partners Guarantee	20,000,000		20,000,000
Unamortized deferred gain	24,388,000		24,388,000			28,459,000
Deferred gain recognised in Equity in net earnings of affiliated companies	1,370,000	4,684,000	4,071,000		7,399,000
Borrowing Limit Of Credit Facility To Navios Acquisition	40,000,000		40,000,000
Navios Acquisition Credit Facility Interest Rate			Libor plus 300 basis points	Libor plus 300 basis points
Credit facility maturity date			Dec. 01, 2014	Dec. 01, 2014
Loan receivable from affiliate company	0		0			35,000,000
Charter In Details [Line Items]
Lease Agreement Date																											Feb. 01, 2012	May 01, 2012	Sep. 01, 2012	May 08, 2013	May 25, 2013
Lease Term In Years																											2	1	3	1	0.5
Lease Rate Terms																											net daily rate of $12,500 per day for the first year and $13,500 net per day for the second year, plus 50/50 profit sharing based on actual earnings	net daily rate of $12,000 per day, plus profit sharing. The owners will receive 100% of the first $1,500 in profits above the base rate, and thereafter all profits will be split 50/50 to each party	a net daily rate of $12,000 per day, plus 50/50 profit sharing based on actual earnings	net daily rate of $12,000 per day, plus 50/50 profit sharing based on actual earnings	net daily rate of $11,000 per day, plus profit sharing. The owners will receive 100% of the first $2,500 in profits above the base rate, and thereafter all profits will be split 50/50 to each party
Management Fees Daily Rates [Line Items]
Management Fee Daily Rate																					4,600	5,700	4,700	6,000	7,000	10,000
Related Parties Events [Line Items]
General And Administrative Fees Charged							1,050,000	909,000	2,100,000	1,809,000		755,000	492,000	1,414,000	976,000		190,000	150,000	360,000	300,000
Management fees charged							8,585,000	7,322,000	17,077,000	14,557,000		15,826,000	11,102,000	29,924,000	22,057,000
Due from affiliate companies	18,589,000		18,589,000			50,837,000	15,027,000		15,027,000		21,716,000	3,562,000		3,562,000		29,121,000
Long term receivable from affiliate companies	$ 35,290,000		$ 35,290,000			$ 57,701,000						$ 35,290,000		$ 35,290,000		$ 57,701,000
Maturity date of agreement														May 28, 2015
Fixed Fee Period End Date									Dec. 31, 2013
Reimbursement Period For All Actual Operating Costs Expenses														Navios Acquisition may, upon request, reimburse the manager partially or fully for drydocking and other extraordinary fees and expenses under the management agreement at a later date, but not later than January 5, 2015, bearing interest of 1% over LIBOR. Navios Acquisition may, upon request, reimburse the manager partially or fully for any fixed management fees outstanding for a period of not more than nine months at a later date, but no later than December 31, 2014, bearing interest of 1% over LIBOR
Related Party Transaction Terms And Manner Of Settlement														Fixed up to $300 per vessel and at cost for VLCC vessels
Term of administrative services management agreement																			5 years